Revenue and Geography Information (Details) - Schedule of Revenue and Geography Information ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Revenue and Geography Information [Line Items]
Total	¥ 172,156	$ 24,264	¥ 197,564
OEM/ODM [Member]
Schedule of Revenue and Geography Information [Line Items]
Total	172,156		197,564
In-house brand [Member]
Schedule of Revenue and Geography Information [Line Items]
Total